Document and Entity Information	Sep. 01, 2020
Cover [Abstract]
Entity Registrant Name	Sirius International Insurance Group, Ltd.
Entity Central Index Key	0001744894
Document Type	8-K
Document Period End Date	Sep. 01, 2020
Amendment Flag	false